Leases - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Leases [Line Items]
Lease liabilities	kr 9,300	kr 9,882
Lease cost	3,704	3,576
Depreciation	2,387	2,474
Impairment losses	696	490	kr 1,097
Lease expense relating to low-value assets	516	194
Interest expense	490	551
Variable lease payments	264	357
Future cash outflows from extension options	91	48
Future cash outflows from leases not yet commenced	13
Sublease receivables for operating leases	75	124
Sublease receivables for financial leases	56	56
Sublease interest income from financial leases	kr 11	18
Bottom of range [member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	1 year
Top of range [member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	12 years
Real estate [member]
Disclosure Of Leases [Line Items]
Impairment losses	kr 47	kr 75